Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings	$ 115,019,566	$ 105,815,527
Local currency
Loans and borrowings
Borrowings	10,186,970
Foreign currency
Loans and borrowings
Borrowings	104,832,596
Up to 1 year
Loans and borrowings
Borrowings	16,039,201
Up to 1 year | Local currency
Loans and borrowings
Borrowings	1,018,281
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	15,020,920
From 1 to 5 years
Loans and borrowings
Borrowings	41,688,802
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	4,000,118
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	37,688,684
From 5 to 10 years
Loans and borrowings
Borrowings	34,039,605
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	2,828,489
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	31,211,116
More than 10 years
Loans and borrowings
Borrowings	23,251,958
More than 10 years | Local currency
Loans and borrowings
Borrowings	2,340,082
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	20,911,876
Bonds | Local currency
Loans and borrowings
Borrowings	5,199,527
Bonds | Foreign currency
Loans and borrowings
Borrowings	81,915,520
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	256,361
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	5,199,872
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,260,604
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	26,637,463
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,541,559
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	29,716,531
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	2,141,003
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	20,361,654
Syndicate and commercial loans | Local currency
Loans and borrowings
Borrowings	4,155,058
Syndicate and commercial loans | Foreign currency
Loans and borrowings
Borrowings	21,698,959
Syndicate and commercial loans | Up to 1 year | Local currency
Loans and borrowings
Borrowings	543,839
Syndicate and commercial loans | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	8,974,990
Syndicate and commercial loans | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	2,332,016
Syndicate and commercial loans | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	10,896,344
Syndicate and commercial loans | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,081,286
Syndicate and commercial loans | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	1,332,783
Syndicate and commercial loans | More than 10 years | Local currency
Loans and borrowings
Borrowings	197,917
Syndicate and commercial loans | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	494,842
Lease liabilities | Local currency
Loans and borrowings
Borrowings	832,385
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings	454,226
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	218,081
Lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	82,167
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	407,498
Lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	154,877
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	205,644
Lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	161,802
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,162
Lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	55,380
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	763,891
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	763,891
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0